Other Payables And Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Liabilities [Abstract]
Schedule Of Other Payables And Accrued Expenses

	December 31,
	2019	2018
Payroll and related expenses	$239,406	$250,765
Provision for warranty and cost	186,109	228,236
Provision for vendors on accrued expenses	76,299	59,064
Provision for vacation pay (1)	69,811	68,273
Provision for losses on long-term contracts	96,591	97,013
Provision for income tax, net of advances	27,498	14,537
Provision for royalties	36,296	35,623
Other income tax liabilities	1,318	4,149
Value added tax (“VAT”) payable	22,910	11,460
Derivative instruments	8,326	23,936
Purchase obligations	23,984	43,137
Other (2)	263,532	245,799
	$1,052,080	$1,081,992

(1)	Long-term provision for vacation pay - see Note 20.
(2)
Includes provisions for estimated future costs in respect of (1) unbilled services of certain third parties, (2) probable loss from claims (legal or unasserted) in the ordinary course of business and (3) damages caused by the items sold and claims as to the specific products ordered